GuideMark Large Cap Core Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	23,367	$ 4,400,941
Expeditors International of Washington, Inc.	5,809	946,751
FedEx Corp.	4,405	1,379,337
		6,727,029

Automobile Components - 0.4%
BorgWarner, Inc.	40,974	2,720,674
Gentex Corp. (a)	14,720	371,974
		3,092,648

Automobiles - 0.7%
Tesla, Inc. (b)	13,278	5,584,727

Banks - 2.9%
Bank of America Corp.	59,192	3,372,760
Citigroup, Inc.	17,720	2,480,091
East West Bancorp, Inc.	8,257	1,065,896
JPMorgan Chase & Co.	32,327	10,581,597
PNC Financial Services Group, Inc.	1,697	417,835
Popular, Inc.	11,345	1,862,622
Regions Financial Corp.	3,925	118,535
U.S. Bancorp	17,257	1,042,323
Wells Fargo & Co.	26,003	2,148,888
Zions Bancorp NA	12,315	852,075
		23,942,622

Beverages - 1.0%
Coca-Cola Co.	5,884	478,193
Coca-Cola Consolidated, Inc.	21,649	4,133,227
Monster Beverage Corp. (b)	22,499	2,162,604
PepsiCo, Inc.	9,476	1,283,050
		8,057,074

Biotechnology - 3.4%
AbbVie, Inc.	14,513	3,652,051
Amgen, Inc.	427	154,625
Biogen, Inc. (b)	8,298	1,792,866
Exelixis, Inc. (b)	94,919	5,164,543
Gilead Sciences, Inc.	29,096	3,675,989
Halozyme Therapeutics, Inc. (b)	31,247	2,445,703
Incyte Corp. (b)	47,619	5,398,090
Madrigal Pharmaceuticals, Inc. (b)	313	168,065
Natera, Inc. (b)	1,613	437,849
Regeneron Pharmaceuticals, Inc.	1,568	977,711
Roivant Sciences Ltd. (b)	29,630	1,048,606
United Therapeutics Corp. (b)	3,768	2,041,615
Vertex Pharmaceuticals, Inc. (b)	2,331	1,157,877
		28,115,590

Broadline Retail - 4.4%
Amazon.com, Inc. (b)	93,945	22,390,851

Dillard's, Inc. - Class A (a)	5,145	2,718,721
eBay, Inc.	13,073	1,460,908
Etsy, Inc. (b)	44,973	3,387,816
Macy's, Inc.	251,305	5,918,233
		35,876,529

Building Products - 0.7%
A O Smith Corp.	18,534	1,162,452
Allegion PLC	5,844	821,024
Builders FirstSource, Inc. (a)(b)	21,709	1,942,521
Masco Corp.	14,449	1,175,715
Simpson Manufacturing Co., Inc.	2,408	504,115
		5,605,827

Capital Markets - 3.4%
Affiliated Managers Group, Inc.	8,537	2,888,921
Ameriprise Financial, Inc.	3,243	1,487,759
Bank of New York Mellon Corp.	23,603	3,413,230
Cboe Global Markets, Inc.	3,764	913,410
Charles Schwab Corp.	17,999	1,660,768
Evercore, Inc. - Class A	4,765	1,626,962
Lazard, Inc.	26,329	1,104,238
Morgan Stanley	21,652	4,526,134
Northern Trust Corp.	13,212	2,296,774
Raymond James Financial, Inc.	3,072	467,036
Robinhood Markets, Inc. - Class A (b)	7,726	774,763
SEI Investments Co.	5,474	480,124
State Street Corp.	16,053	2,722,589
Virtu Financial, Inc. - Class A	56,069	3,340,030
		27,702,738

Chemicals - 0.4%
CF Industries Holdings, Inc.	9,137	989,172
NewMarket Corp.	2,822	2,232,879
Scotts Miracle-Gro Co.	4,879	332,309
		3,554,360

Commercial Services & Supplies - 0.0% (c)
MSA Safety, Inc.	584	101,955
Rollins, Inc.	7,168	299,192
		401,147

Communications Equipment - 1.6%
Ciena Corp. (b)	7,336	3,598,748
Cisco Systems, Inc.	42,030	4,936,844
F5, Inc. (b)	5,593	2,326,464
Ubiquiti, Inc. (a)	3,051	1,629,326
Viavi Solutions, Inc. (b)	5,016	239,514
		12,730,896

Construction & Engineering - 1.5%
API Group Corp. (b)	28,022	1,186,732
Comfort Systems USA, Inc.	1,287	2,550,770
EMCOR Group, Inc.	4,712	3,910,395
IES Holdings, Inc. (a)(b)	985	723,640
Primoris Services Corp.	4,046	401,039
Valmont Industries, Inc.	5,717	3,302,139
		12,074,715

Consumer Finance - 1.6%
American Express Co.	8,063	2,727,310
Credit Acceptance Corp. (a)(b)	2,829	1,801,338
OneMain Holdings, Inc.	41,187	2,511,171
SLM Corp.	100,969	2,619,136
Synchrony Financial	48,249	3,669,336
		13,328,291

Consumer Staples Distribution & Retail - 4.6%
Albertsons Cos., Inc. - Class A (a)	98,563	1,333,557
BJ's Wholesale Club Holdings, Inc. (b)	12,122	1,057,281
Casey's General Stores, Inc.	3,886	3,088,554
Costco Wholesale Corp.	3,856	3,607,172
Dollar General Corp.	27,719	3,190,734
Dollar Tree, Inc. (b)	32,935	3,983,488
Kroger Co.	57,527	3,194,474
Maplebear, Inc. (b)	33,964	1,608,195
Performance Food Group Co. (b)	25,926	2,898,268
Sprouts Farmers Market, Inc. (a)(b)	12,274	1,038,135
SYSCO Corp.	19,579	1,636,413
Target Corp.	10,637	1,389,299
US Foods Holding Corp. (b)	32,633	3,336,724
Walmart, Inc.	55,799	6,319,795
		37,682,089

Distributors - 0.1%
LKQ Corp.	22,459	591,345

Diversified Consumer Services - 0.2%
Grand Canyon Education, Inc. (b)	7,648	1,094,505
H&R Block, Inc.	16,026	610,270
		1,704,775

Diversified Telecommunication Services - 0.3%
AT&T, Inc.	35,089	726,342
Verizon Communications, Inc.	40,256	1,704,439
		2,430,781

Electric Utilities - 0.2%
American Electric Power Co., Inc.	1,295	177,169
Duke Energy Corp.	1,894	239,743
Edison International	6,944	516,981
Evergy, Inc.	1,893	163,612
Eversource Energy	2,960	213,919
FirstEnergy Corp.	3,384	160,875
NextEra Energy, Inc.	2,182	191,514
		1,663,813

Electrical Equipment - 0.9%
Acuity, Inc.	8,669	3,265,265
GE Vernova, Inc.	2,772	3,256,712
Generac Holdings, Inc. (b)	1,402	410,520
Vertiv Holdings Co. - Class A	1,180	395,088
		7,327,585

Electronic Equipment, Instruments & Components - 0.4%

Amphenol Corp. - Class A	3,368	593,846
Cognex Corp.	2,836	205,383
Keysight Technologies, Inc. (b)	2,290	801,660
Littelfuse, Inc.	562	255,895
Vontier Corp.	30,127	873,683
Zebra Technologies Corp. - Class A (b)	871	229,300
		2,959,767

Energy Equipment & Services - 0.1%
NOV, Inc.	42,914	796,055

Entertainment - 0.9%
Electronic Arts, Inc.	11,472	2,352,219
Netflix, Inc. (b)	23,170	1,654,338
Roku, Inc. (b)	16,392	2,264,391
Warner Bros Discovery, Inc. (b)	36,466	972,183
		7,243,131

Financial Services - 2.6%
Berkshire Hathaway, Inc. - Class B (b)	15,858	7,935,185
Euronet Worldwide, Inc. (b)	5,924	433,577
Mastercard, Inc. - Class A	6,433	3,303,989
MGIC Investment Corp.	15,883	447,901
PayPal Holdings, Inc.	19,669	849,307
Visa, Inc. - Class A	13,819	4,741,161
Voya Financial, Inc.	1,953	176,805
Western Union Co. (a)	363,584	2,799,597
WEX, Inc. (b)	7,156	1,009,640
		21,697,162

Gas Utilities - 0.1%
MDU Resources Group, Inc.	7,438	157,760
National Fuel Gas Co.	4,396	339,415
UGI Corp.	4,625	159,748
		656,923

Ground Transportation - 0.5%
Landstar System, Inc.	4,894	1,012,128
Lyft, Inc. - Class A (a)(b)	112,746	1,647,219
Ryder System, Inc.	3,948	1,041,364
Uber Technologies, Inc. (b)	7,542	544,231
		4,244,942

Health Care Equipment & Supplies - 0.6%
Align Technology, Inc. (b)	12,691	2,140,464
DexCom, Inc. (b)	2,614	176,053
Envista Holdings Corp. (b)	50,572	1,332,572
Globus Medical, Inc. - Class A (b)	17,056	1,347,595
		4,996,684

Health Care Providers & Services - 1.5%
Chemed Corp.	3,684	1,715,786
CVS Health Corp.	21,637	2,238,348
Elevance Health, Inc.	1,062	410,707
HCA Healthcare, Inc.	1,295	504,907
Henry Schein, Inc. (b)	20,015	1,671,653
Humana, Inc.	6,631	2,633,966

UnitedHealth Group, Inc.	7,781	3,234,017
		12,409,384

Hotels, Restaurants & Leisure - 0.7%
Booking Holdings, Inc.	10,113	1,802,541
Expedia Group, Inc.	10,882	2,784,486
Travel + Leisure Co.	15,110	1,154,858
		5,741,885

Household Durables - 0.2%
SharkNinja, Inc. (a)(b)	13,320	2,028,236

Household Products - 0.1%
Colgate-Palmolive Co.	4,854	445,015
Procter & Gamble Co.	4,110	602,690
		1,047,705

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	10,924	160,146
Clearway Energy, Inc. - Class C	8,107	277,097
		437,243

Insurance - 4.5%
Allstate Corp.	19,418	4,620,319
American Financial Group, Inc.	7,587	1,061,725
Aon PLC - Class A	1,749	580,126
Arch Capital Group, Ltd. (b)	17,314	1,680,497
Assurant, Inc.	1,425	382,655
Axis Capital Holdings Ltd. (a)	17,533	1,883,746
Chubb, Ltd.	4,555	1,552,071
Cincinnati Financial Corp.	4,790	886,821
Globe Life, Inc.	15,210	2,717,723
Hanover Insurance Group, Inc.	11,855	2,538,393
Hartford Insurance Group, Inc.	20,532	2,720,901
Lincoln National Corp.	38,101	1,346,870
Old Republic International Corp.	42,673	1,746,179
Primerica, Inc.	4,387	1,246,785
Progressive Corp.	13,334	2,912,812
RenaissanceRe Holdings Ltd.	9,996	3,167,732
Travelers Cos., Inc.	9,894	3,266,207
W R Berkley Corp.	22,169	1,563,580
White Mountains Insurance Group Ltd.	375	777,521
Willis Towers Watson PLC	312	81,547
		36,734,210

Interactive Media & Services - 7.1%
Alphabet, Inc. - Class A	63,557	22,713,365
Alphabet, Inc. - Class C	51,841	18,316,980
Match Group, Inc.	77,951	2,966,036
Meta Platforms, Inc. - Class A	22,036	12,412,658
Pinterest, Inc. - Class A (b)	75,367	1,584,968
Reddit, Inc. - Class A (b)	2,551	442,803
		58,436,810

IT Services - 0.9%
Accenture PLC - Class A	4,285	533,225
Akamai Technologies, Inc. (b)	2,083	246,231

Cognizant Technology Solutions Corp. - Class A (a)	10,334	400,236
DigitalOcean Holdings, Inc. (b)	7,452	1,170,188
EPAM Systems, Inc. (b)	4,719	374,453
Gartner, Inc. (b)	4,404	570,846
International Business Machines Corp.	1,928	542,173
Kyndryl Holdings, Inc. (b)	59,248	670,095
MongoDB, Inc. (b)	1,345	451,786
Twilio, Inc. - Class A (b)	1,953	402,962
VeriSign, Inc.	8,541	2,148,574
		7,510,769

Leisure Products - 0.8%
Brunswick Corp.	2,243	188,950
Hasbro, Inc.	15,943	1,316,733
Mattel, Inc. (b)	114,814	1,593,618
YETI Holdings, Inc. (b)	76,368	3,784,798
		6,884,099

Life Sciences Tools & Services - 0.3%
Illumina, Inc. (b)	11,045	1,942,042
Mettler-Toledo International, Inc. (b)	198	252,947
		2,194,989

Machinery - 1.3%
AGCO Corp.	3,236	387,349
Caterpillar, Inc.	2,293	2,441,816
Cummins, Inc.	989	705,365
Donaldson Co., Inc.	16,809	1,508,944
Flowserve Corp. (a)	1,539	114,132
Lincoln Electric Holdings, Inc.	2,434	646,251
Mueller Industries, Inc.	16,897	2,077,148
Otis Worldwide Corp.	1,335	95,586
Snap-on, Inc.	330	132,792
Toro Co.	27,868	2,714,901
Watts Water Technologies, Inc. - Class A	470	183,981
		11,008,265

Media - 0.7%
Fox Corp. - Class A	22,236	1,159,830
Fox Corp. - Class B	21,206	993,289
New York Times Co. - Class A	35,689	2,497,516
NIQ Global Intelligence PLC (b)	60,398	564,721
Versant Media Group, Inc.	13,839	498,343
		5,713,699

Metals & Mining - 0.7%
Aura Minerals, Inc. (a)	9,582	603,187
Hecla Mining Co.	38,072	587,451
Newmont Corp.	25,819	2,411,494
Reliance, Inc.	5,998	2,240,853
Southern Copper Corp.	899	156,660
		5,999,645

Multi-Utilities - 0.0% (c)
Consolidated Edison, Inc.	1,487	164,507
NiSource, Inc.	3,398	161,575
		326,082

Oil, Gas & Consumable Fuels - 1.2%
APA Corp.	121,199	3,947,452
Devon Energy Corp.	19,529	806,938
EOG Resources, Inc.	13,422	1,741,236
Exxon Mobil Corp.	20,293	2,774,459
HF Sinclair Corp.	4,014	279,575
Range Resources Corp.	4,373	162,632
Valero Energy Corp.	1,050	273,462
		9,985,754

Paper & Forest Products - 0.0% (c)
Magnera Corp. (b)	0	0

Passenger Airlines - 0.1%
United Airlines Holdings, Inc. (b)	8,232	1,119,470

Personal Care Products - 0.3%
elf Beauty, Inc. (a)(b)	12,461	922,114
Estee Lauder Cos., Inc. - Class A	14,302	1,129,143
		2,051,257

Pharmaceuticals - 3.7%
Axsome Therapeutics, Inc. (b)	1,685	412,437
Bristol-Myers Squibb Co.	54,646	3,148,703
Corcept Therapeutics, Inc. (b)	10,189	885,934
Eli Lilly & Co.	7,223	8,663,483
Jazz Pharmaceuticals PLC (b)	17,563	4,232,156
Johnson & Johnson	25,430	6,458,457
Merck & Co., Inc.	27,759	3,567,031
Organon & Co.	75,772	1,025,953
Viatris, Inc.	97,544	1,548,999
		29,943,153

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	3,571	216,653
CACI International, Inc. - Class A (b)	2,271	1,052,063
ExlService Holdings, Inc. (b)	16,566	428,397
FTI Consulting, Inc. (b)	2,267	337,806
Genpact, Ltd.	17,890	491,975
Parsons Corp. (b)	4,365	228,682
		2,755,576

Real Estate Management & Development - 0.1%
Zillow Group, Inc. - Class A (a)(b)	7,524	236,028
Zillow Group, Inc. - Class C (b)	7,363	232,082
		468,110

Semiconductors & Semiconductor Equipment - 15.2%
Advanced Micro Devices, Inc. (b)	5,428	3,153,179
Applied Materials, Inc.	9,228	6,671,844
Astera Labs, Inc. (b)	1,903	919,187
Broadcom, Inc.	44,307	16,736,969
Cirrus Logic, Inc. (b)	27,384	4,067,346
First Solar, Inc. (b)	1,173	276,781
FormFactor, Inc. (b)	1,125	179,921
Intel Corp. (b)	5,288	738,363

KLA Corp.	22,653	6,834,637
Lam Research Corp.	20,148	8,730,733
Lattice Semiconductor Corp. (b)	5,055	773,213
MACOM Technology Solutions Holdings, Inc. (b)	515	195,891
Micron Technology, Inc.	10,675	12,322,046
Monolithic Power Systems, Inc.	330	456,179
NVIDIA Corp.	261,503	52,324,135
ON Semiconductor Corp. (b)	1,372	129,709
Qorvo, Inc. (b)	21,969	2,049,049
QUALCOMM, Inc.	19,686	3,637,776
Rambus, Inc. (b)	4,652	617,506
Semtech Corp. (b)	4,087	661,481
Teradyne, Inc.	4,779	2,312,271
Texas Instruments, Inc.	2,033	605,976
		124,394,192

Software - 6.7%
Adobe, Inc. (b)	7,769	1,592,800
Appfolio, Inc. - Class A (a)(b)	548	87,872
AppLovin Corp. - Class A (b)	6,203	3,195,972
Atlassian Corp. - Class A (b)	2,800	217,812
Autodesk, Inc. (b)	1,584	307,961
Docusign, Inc. (b)	38,122	1,693,379
Dropbox, Inc. - Class A (b)	104,209	2,862,621
Elastic NV (b)	3,500	199,570
Fortinet, Inc. (b)	9,195	1,412,536
Gitlab, Inc. - Class A (b)	14,850	453,371
HubSpot, Inc. (b)	3,296	601,553
Intuit, Inc.	904	235,944
Klaviyo, Inc. - Class A (b)	41,421	625,457
Microsoft Corp.	73,583	27,447,931
Nutanix, Inc. - Class A (b)	19,268	981,897
Palantir Technologies, Inc. - Class A (b)	29,496	3,441,298
Pegasystems, Inc. (a)	52,651	1,577,950
Procore Technologies, Inc. (a)(b)	11,049	448,810
RingCentral, Inc. - Class A	93,321	3,637,653
Salesforce, Inc.	3,533	553,480
SentinelOne, Inc. - Class A (b)	16,345	277,375
Terawulf, Inc. (a)(b)	40,146	991,606
Unity Software, Inc. (b)	18,700	534,446
Workday, Inc. - Class A (b)	2,310	282,790
Zoom Communications, Inc. - Class A (b)	16,393	1,414,880
		55,076,964

Specialty Retail - 3.0%
AutoZone, Inc. (b)	273	872,492
Bath & Body Works, Inc.	71,079	1,644,057
Best Buy Co., Inc.	21,588	1,638,097
Burlington Stores, Inc. (b)	620	196,416
Five Below, Inc. (b)	8,942	1,607,682
Gap, Inc.	171,315	3,200,164
Home Depot, Inc.	3,841	1,354,644
Lowe's Cos., Inc.	6,406	1,412,459
Murphy USA, Inc.	3,208	1,728,695
O'Reilly Automotive, Inc. (b)	6,041	556,316
Ross Stores, Inc.	5,558	1,183,020
TJX Cos., Inc.	15,985	2,421,728
Ulta Beauty, Inc. (b)	5,392	2,431,684
Wayfair, Inc. - Class A (a)(b)	30,076	2,779,624

Williams Sonoma, Inc.	7,860	1,832,166
		24,859,244

Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	159,192	46,063,797
Dell Technologies, Inc. - Class C	1,160	500,494
Everpure, Inc. - Class A (b)	15,751	1,241,021
Hewlett Packard Enterprise Co.	11,066	499,187
HP, Inc.	6,784	148,841
NetApp, Inc.	11,688	1,808,835
Sandisk Corp. (b)	867	1,971,324
Western Digital Corp.	5,180	3,308,570
		55,542,069

Textiles, Apparel & Luxury Goods - 2.1%
Columbia Sportswear Co.	21,371	1,321,155
Crocs, Inc. (b)	27,740	3,346,554
Deckers Outdoor Corp. (b)	12,061	1,197,537
lululemon athletica, Inc. (b)	6,319	721,503
PVH Corp.	34,542	2,565,089
Ralph Lauren Corp.	6,186	2,483,122
Tapestry, Inc.	27,672	4,050,627
VF Corp.	83,988	1,400,920
		17,086,507

Tobacco - 0.5%
Altria Group, Inc.	24,102	1,734,139
Philip Morris International, Inc.	12,658	2,289,959
		4,024,098

Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	5,545	1,875,042
Core & Main, Inc. - Class A (b)	28,790	1,389,117
Fastenal Co.	16,742	804,118
Ferguson Enterprises, Inc.	8,644	2,051,481
MSC Industrial Direct Co., Inc. - Class A	17,147	2,039,636
SiteOne Landscape Supply, Inc. (b)	16,492	1,886,850
W.W. Grainger, Inc.	1,146	1,559,018
WESCO International, Inc.	3,635	1,255,638
		12,860,900

Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA (a)	33,466	3,037,374
T-Mobile USA, Inc.	936	156,995
		3,194,369
TOTAL COMMON STOCKS (Cost $432,542,130)		780,623,929

INVESTMENT COMPANIES - 3.4%	Shares	Value
Vanguard S&P 500 ETF	40,564	27,859,761
TOTAL INVESTMENT COMPANIES (Cost $25,250,428)		27,859,761

REAL ESTATE INVESTMENT TRUSTS - 0.6%	Shares	Value
Real Estate Investment Trusts - 0.6%
AGNC Investment Corp. (a)	80,455	876,959
Americold Realty Trust, Inc.	15,867	249,429
Annaly Capital Management, Inc.	59,598	1,332,611
Brixmor Property Group, Inc.	5,055	159,384

Host Hotels & Resorts, Inc.	40,452		959,117
Kilroy Realty Corp.	5,880		220,324
Lamar Advertising Co. - Class A	2,742		427,697
Millrose Properties, Inc.	12,860		386,443
WP Carey, Inc.	3,601		257,472
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,789,829)			4,869,436

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.2%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (d)	26,185,786		26,185,786
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $26,185,786)			26,185,786

MONEY MARKET FUNDS - 0.7%	Shares		Value
JPMorgan US Government Money Market Fund - Class IM, 3.59% (d)	5,390,370		5,390,370
TOTAL MONEY MARKET FUNDS (Cost $5,390,370)			5,390,370

TOTAL INVESTMENTS - 103.1% (Cost $494,158,543)			844,929,282
Liabilities in Excess of Other Assets - (3.1)%		(0.03092)	(25,338,011)
TOTAL NET ASSETS - 100.0%			$ 819,591,271

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $25,374,535.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Sector Classification as of June 30, 2026
(% of Net Assets)
Information Technology	$ 258,214,657	31.6%
Financials	125,614,593	15.3
Consumer Discretionary	103,449,995	12.6
Health Care	77,659,800	9.5
Communication Services	77,018,790	9.4
Industrials	64,125,456	7.7
Consumer Staples	52,862,223	6.5
Energy	10,781,809	1.3
Materials	9,554,005	1.1
Real Estate	3,127,976	0.4
Utilities	3,084,061	0.4
Investments Purchased with Proceeds from Securities Lending	26,185,786	3.2
Money Market Funds	5,390,370	0.7
Other Assets in Excess of Liabilities	2,521,750	0.3
	$ 819,591,271	100.0%